Financial Risk Management	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Financial Risk Management
4	Financial risk management
The main risks related to the financial instruments are credit risk, market risk, and liquidity risk, as defined below. The management of such risks involves various levels in the Entity and comprehends a number of policies and strategies. The Group’s risk management focuses on the unpredictability of financial markets and seeks to mitigate potential adverse impacts on the Group’s financial performance.

4.1	Financial risk factors
This note explains the Group’s exposure to financial risks and how these risks could affect the Group’s future financial performance. Current year profit and loss information has been included where relevant to add further context.
The Group’s risk management is predominantly controlled by a risk assessment department under process and controls approved by the management. The management provides written process and controls for overall risk management, as well as policies covering specific areas, such as foreign exchange risk, interest rate risk, credit risk, use of derivative financial instruments and non-derivative
financial instruments, and investment of excess liquidity.

(a)	Credit risk
Credit risk arises from cash and cash equivalents, contractual cash flows of debt investments carried at amortized cost, at fair value through profit or loss (FVTPL), and deposits with banks and financial institutions, as well as credit exposures to wholesale and retail customers, including outstanding receivables.
(i) Risk management
As of December 31, 2023, and 2022 the expected credit losses are considered immaterial due to the short maturities of the deposits and the credit quality of the main counterparty, which have a credit rating AAA evaluated by Fitch Ratings. The Entity has not suffered any losses from cash and cash equivalents since inception. Vinci’s treasury review expected credit losses on a regular basis.
(ii) Impairment of financial assets
The Group has the following types of financial assets that are subject to the expected credit loss model:

•	Accounts receivable.

•	Debt investments carried at amortized cost.
While cash and cash equivalents are also subject to the impairment requirements of IFRS 9, the expected impairment loss was immaterial.

(b)	Market risk
(i) Foreign exchange risk
At the reporting date, the carrying amount value of the Group’s financial assets and liabilities exposed to US Dollars were as follows:

Balance sheet	12/31/2023	12/31/2022
Cash and cash equivalents	486,977	30,087
Financial instruments at fair value through profit or loss	606	—
Accounts receivable	5,927	13,823
Other receivables	2,381	1,618

Current assets	495,891	45,528
Other receivables	(29)	—
Leases, property and equipment	2,684	3,596

Non-current assets	2,655	3,596
Trade payables	589	1,657
Loans and obligations	6,993	—
Labor and social security obligations	5,485	7,295

Current liabilities	13,067	8,952
Payables to related parties	—	608
Other payables	242	—
Loans and obligations	424,340	—
Lease	940	1,973

Non-current liabilities	425,522	2,581

Net Equity	59,957	37,591

The aggregate net foreign exchange gains/losses recognized in profit or loss were:

Net foreign exchange result	12/31/2023	12/31/2022	12/31/2021
Financial revenue	742	2,514	—
Financial expense	(775)	(2,986)	(372)

Net foreign exchange result, net	(33)	(472)	(372)

The Group operates internationally and is exposed to foreign exchange risk, exclusively the US dollar.
Foreign exchange risk arises from future commercial transactions and recognized assets and liabilities denominated in a currency that is not the functional currency of the Group.
(ii) Interest rate risk
The Group’s profit or loss is sensitive to higher/lower interest income from cash equivalents and fixed income funds as a result of changes in interest rates.
(iii) Price risk
The Group’s exposure to investment securities price risk arises from investments held by the group and classified in the balance sheet at fair value through profit or loss (note 5).
To manage its price risk arising from investments in investment securities, the Group diversifies its portfolio. Diversification of the portfolio is done in accordance with the limits set by the Group.
The majority of the Group’s financial investments that are exposed to significant price risk are the private equity investments and investments held by Monalisa FIM. Note 5(d) demonstrates the sensitivity analyses of impact for the assets held by the Group.

(c)	Liquidity risk
Prudent liquidity risk management implies maintaining sufficient cash and marketable securities and the availability of funding through an adequate amount of committed credit facilities to meet obligations when due and to close out market positions. At the end of the reporting period the Group held bank deposits and certificates of deposits of R$ 189,196 (12/31/2022 – R$ 136,581) that are expected to readily generate cash inflows for managing liquidity risk.
Net debt reconciliation
This section sets out an analysis of net debt and the movements in net debt for each of the years presented.

	12/31/2023	12/31/2022
Cash and cash equivalents	660,305	136,581
Financial instruments at fair value through profit or loss (i)	1,168,355	1,243,764
Trade payables	(1,869)	(1,247)
Labor and social security obligations	(106,863)	(90,700)
Accounts payable	(6,020)	(7,328)
Lease liabilities	(72,812)	(86,211)
Convertible preferred shares	(431,334)	—
Commercial notes	(73,189)	(83,212)
Consideration payable	(48,199)	(43,579)
Contingent consideration	(64,370)	(48,499)
Retirement plans liabilities	(85,554)	—

Net debt	938,450	1,019,569

(i)	Comprised of liquid and illiquid investments. Liquid investments are current assets that are traded in an active market. Illiquid investments are comprised of assets that trade infrequently.

	Financial liabilities				Other assets
	Payables	Loans and obligations	Retirement plans	Lease liabilities	Cash and cash equivalents	Financial instruments at fair value through profit or loss
Net debt as at
December 31, 2021	(117,807)	—	—	(85,544)	102,569	1,372,926

Cash flow and dividends provision	18,532	—	—	24,440	26,599	(215,046)
Fair value adjustment	—	—	—	—	7,413	85,884
Addition and finance expenses accrual	—	(175,290)	—	(25,197)	—	—
Foreign exchange adjustments	—	—	—	—	—	—
Other changes (i)	—	—	—	90	—	—

December 31, 2022	(99,275)	(175,290)	—	(86,211)	136,581	1,243,764

Cash flow and dividends provision	(15,477)	20,864	(82,734)	25,830	522,328	(172,629)
Fair value adjustment	—	(28,686)	(2,820)	(2,737)	1,396	97,220
Addition and finance expenses accrual	—	(450,493)		—	—	—
Foreign exchange adjustments	—	16,513		—	—	—
Other changes (i)	—	—		(9,694)	—	—

December 31, 2023	(114,752)	(617,092)	(85,554)	(72,812)	660,305	1,168,355

(i)	Other changes include non-cash movements, including Cumulative Translation Adjustments (“CTA”) which are being presented as in other comprehensive income statements.

Maturities of financial liabilities
Except for the retirement plans liabilities, the tables below analyze the Group’s financial liabilities into relevant maturity groupings based on their contractual maturities for significant financial liabilities.

Contractual maturities of financial liabilities at December 31, 2023	Less than 1 year	Between 1 and 3 years	Over 3 years	Total	Carrying amount
Trade payables	(1,869)	—	—	(1,869)	(1,869)
Labor and social security obligations	(101,505)	(2,458)	(2,900)	(106,863)	(106,863)
Lease liabilities	(24,381)	(32,786)	(36,017)	(93,184)	(72,812)
Accounts payable	(6,020)	—	—	(6,020)	(6,020)
Loans and financing	(114,390)	(182,178)	(783,572)	(1,080,140)	(617,091)

Total	(248,165)	(217,422)	(822,489)	(1,288,076)	(804,655)

Contractual maturities of financial liabilities at December 31, 2022	Less than 1 year	Between 1 and 3 years	Over 3 years	Total	Carrying amount
Trade payables	(1,247)	—	—	(1,247)	(1,247)
Labor and social security obligations	(87,732)	(2,968)	—	(90,700)	(90,700)
Lease liabilities	(24,147)	(45,878)	(43,356)	(113,381)	(86,211)
Accounts payable	(7,328)	—	—	(7,328)	(7,328)
Loans and financing	(20,876)	(104,761)	(90,890)	(216,527)	(175,290)

Total	(141,330)	(153,607)	(134,246)	(429,183)	(360,776)

The amounts disclosed in the table below are the lease liabilities contractual undiscounted cash flows. Balances due within 12 months equal their carrying balances as the impact of discounting is not significant.

Contractual maturities of				Total	Carrying amount
financial liabilities	Rio de Janeiro	São Paulo	NY Office	contractual	non-current
At 31 December 2023	Office (BM336)	Office	(3rd Avenue)	cash flows	liabilities
2025	(16,549)	(5,013)	—	(21,532)	(18,764)
2026	(10,051)	(1,253)	—	(11,304)	(9,510)
2027	(10,051)	—	—	(10,051)	(6,535)
2028	(10,051)	—	—	(10,051)	(5,786)
2029	(10,051)	—	—	(10,051)	(5,123)
2030	(5,863)	—	—	(5,863)	(2,713)

Total	(62,616)	(6,266)		(68,852)	(48,431)

Contractual maturities of				Total	Carrying amount
financial liabilities	Rio de Janeiro	São Paulo	NY Office	contractual	non-current
At 31 December 2022	Office (BM336)	Office	(3rd Avenue)	cash flows	liabilities
2024	(20,110)	(5,013)	(1,044)	(26,167)	(21,681)
2025	(15,742)	(5,013)	—	(20,755)	(15,186)
2026	(9,625)	(1,253)	—	(10,878)	(8,108)
2027	(9,625)	—	—	(9,625)	(5,541)
2028	(9,625)	—	—	(9,625)	(4,905)
2029	(9,625)	—	—	(9,625)	(4,343)
2030	(5,615)	—	—	(5,615)	(2,300)

Total	(79,967)	(11,279)	(1,044)	(92,290)	(62,064)

(d)	Sensitivity analysis
The Group monitors and evaluates the market risk related to its financial investments portfolio periodically to assess its volatility, through changes that can significantly impact its financial results. Considering a period of one day and the historical results over the past year, the following Value at Risk (VAR) parameters were used:

•	0.26% (or R$ 3.2 million) of the financial investment portfolio for a confidence interval of 95% on December 31, 2023 (0.18% or R$ 2.4 million on December 31, 2022).

•	0.53% (or R$ 6.8 million) of the financial investment portfolio for a confidence interval of 99% on December 31, 2023 (0.30% or R$ 3.95 million on December 31, 2022).
Additionally, the Group evaluated the financial investment portfolio on December 31, 2023 and 2022, through stress scenarios according to the main risk factors related to its investments, as presented in the table below:

			Financial Impact (**)
Risk Factor	Variation in	Stress Scenario (*)	12/31/2023	12/31/2022
Current inflation	Inflation index	-100bps	12.3	1.6
Exchange traded real estate funds	Share prices	-10%	(14.4)	(17.9)
Brazilian stock prices	Share prices	-10%	(9.3)	(5.8)
Fixed-rate offshore rates	US yield curve	-100bps	(34.9)	(1.8)
Foreign exchange rate	Foreign exchange rates	10% (***)	(0.4)	4.1
Domestic base overnight rate	Domestic base overnight rate	-100bps	(6.0)	(6.9)
(*) bps - basis point (1bps = 0,01%)
(**) In millions of Brazilian reais
(***) Brazilian reais devaluation against US Dollars
An equal change in the opposite direction of the stress scenario would have affected the financial investment portfolio by a similar amount, on the basis that all other variables remain constant.